Allowances For Credit Losses And Investment in Financing Receivables (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing receivables, gross	$ 10,482,229	$ 8,900,316
Allowance for credit losses:
Beginning balance	42,925	41,486
Provision/(benefit)	10,351	1,439
Ending balance	53,276	42,925
Financing receivables ending balance net of valuation allowance	10,428,953	8,857,391
Mortgage Receivable
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing receivables, gross	10,400,141	8,825,418
Allowance for credit losses:
Beginning balance	37,400	35,000
Provision/(benefit)	11,000	2,400
Ending balance	48,400	37,400
Financing receivables ending balance net of valuation allowance	10,351,741	8,788,018
Non Trade Receivable
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing receivables, gross	32,823	30,557
Allowance for credit losses:
Beginning balance	5,525	6,486
Provision/(benefit)	(649)	(961)
Ending balance	4,876	5,525
Financing receivables ending balance net of valuation allowance	27,947	25,032
Affiliates
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing receivables, gross	39,120	33,000
Allowance for credit losses:
Financing receivables ending balance net of valuation allowance	39,120	33,000
Non Affiliates
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing receivables, gross	10,145	11,341
Allowance for credit losses:
Financing receivables ending balance net of valuation allowance	$ 10,145	$ 11,341